Debt Maturities of Long-term Debt (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Maturities of Long-term Debt [Abstract]
2020	$ 1,110
2021	742
2022	1,505
2023	1,053
2024	3
Thereafter	9,532
Total principal payments	13,945
Unamortized premium on long-term debt, net of discount	(2)
Debt issuance costs	(64)	$ (73)
Total long-term debt	$ 13,879